Employee benefits	12 Months Ended
Mar. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Disclosure of employee benefits [text block]
17.	Employee benefits

	March 31, 2021	March 31, 2020
Gratuity payable	136,538	126,080
Compensated absences	55,866	51,319
	192,404	177,399

Gratuity cost

The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2021, March 31, 2020 and March 31, 2019 consist of the following:

	March 31, 2021	March 31, 2020	March 31, 2019
Service cost	29,854	28,929	25,936
Interest cos t	8,753	10,106	9,606
Interest income	(1,705)	(1,781)	(2,381)
	36,902	37,254	33,161

Details of employee benefit obligation and plan asset are as follows:

Long term rate of compensation increase	March 31, 2021	March 31, 2020

Long term rate of compensation increase	177,098	156,413
Long term rate of compensation increase	(40,651)	(30,474)
Long term rate of compensation increase	136,447	125,939

The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 2021	March 31, 2020	March 31, 2019
Projected benefit obligation at the beginning of the year	156,412	145,108	131,687
Service cost	29,854	28,929	25,936
Interest cost	8,753	10,106	9,606
Remeasurements - Actuarial (gain) / loss	(7,178)	(12,955)	(5,267)
Benefits paid	(10,743)	(14,776)	(16,854)
Projected benefit obligation at the end of the year	177,098	156,412	145,108

Change in plan assets	March 31, 2021	March 31, 2020	March 31, 2019
Fair value of plan assets at the beginning of the year	30,474	25,498	32,567
Interest income	1,705	1781	2,381
Remeasurements – return on plan assets excluding amounts included in interest income	21,214	(2,138)	(2,596)
Employer contributions	(10,743)	20,109	10,000
Benefits paid	(1,999)	(14,776)	(16,854)
Fair value of plan assets at the end of the year	40,651	30,474	25,498

Actual return on plan assets	(293)	(300)	(75)

Actuarial assumptions at end of the year
:

The principal actuarial assumptions as on March 31, 2021, 2020 and 2019 were as follows:

	March 31, 2021	March 31, 2020	March 31, 2019
Discount rate	5.70% p.a..	5.60% p.a.	6.95% P.a
Long-term rate of c o mpensation increas e	5.00% p.a.	5.00% p.a.	7.00% P.a
Expected long term rate of return on plan assets	0% for the first year and 5% thereafter	0% for the first year and 5% thereafter	7.00% P.a
Average future working life time	4.32 years	4.37 years	4.37 years

Discount rate:
The discount rate is based on prevailing market yields of Indian Government securities as at the end of the year for the estimated term of the obligations
.

Long term rate of compensation increase:
The estimates of future salary increase considered take into account inflation, seniority, promotion and other factors.

Expected long term rate of return on plan assets:
This is based on the average long term rate of return expected on investments of the fund during the estimated term of the obligations.

Salary escalation rate: The estimates of future salary increases considered take into account the inflation, seniority, promotion and other relevant factors.

Assumptions regarding future mortality are based on published statistics and mortality tables.

The Group assesses these assumptions with the projected long-term plans of growth and prevalent industry standards.

Contributions
: The Group expects to contribute ₹ 65,500 to its gratuity fund during the year ending March 31, 2021.

The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2021	March 31, 2020
1 Year	33,483	29,441
2 to 5 years	105,131	90,764
6 to 10 years	65,222	58,273
More than 10 years	32,479	30,280

Plan assets:
The Gratuity plan’s weighted-average asset allocation on March 31, 2021 and March 31, 2021, by asset category is as follows:

	March 31, 2021	March 31, 2020
Funds managed by insurers	100%	100%

Remeasurements of the net defined benefit liability recognized in other comprehensive income

Amount recognized in other comprehensive income for the years ending March 31, 2021, 2020 and 2019 are as follows:

	March 31, 2021	March 31, 2020	March 31, 2019
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	(10)	-
- change in financial assumptions	(9,342)	(12,015)	2,358
- experience variance	2,165	(929)	(7,625)
- return on plan assets, excluding amounts recognized in net interest expense/ income	1,999	2,138	2,596
	(5,178)	(10,816)	(2,671)

Sensitivity Analysis of significant actuarial assumption

Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Increase by	Decrease by	Increase by	Decrease by
	100 bps	100 bps	100 bps	100 bps
	(₹ ‘000s)	(₹ ‘000s)	(₹ ‘000s)	(₹ ‘000s)
Present Value of Defined Benefit Obligation	169,401	185,456	185,172	169,472

The present value of defined benefit obligation has been arrived at using the same method as is used for valuing the defined benefit obligation as per the current assumptions. The increase/decrease in defined benefit obligation has been arrived assuming the other assumptions are constant though such increase/decrease do not happen in isolation in real scenarios.

Contributions to defined contribution plans

In accordance with Indian law, all employees receive benefits from a provident fund, which is a defined contribution plan. Both the employee and employer make monthly contributions to the plan, each equal to a specified percentage of employee’s basic salary. The Group has no further obligations under the plan beyond its monthly contributions. The Group contributed ₹ 114,374, ₹ 117,941 and ₹ 115,505 for the years ended March 31, 2021, 2020 and 2019. The Group has contributed to 401(K) plans on behalf of eligible employees amounting to ₹ 12,426 (March 31, 2020: ₹ 9,906) during the year ended March 31, 2021.